Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
	Feb. 23, 2021	Jun. 26, 2021	Dec. 26, 2020
Unrecorded Unconditional Purchase Obligation [Line Items]
Unconditional purchase obligations	$ 315	$ 431	$ 149
Unconditional purchase obligations, expire		2026	expire at various dates through 2025
Guarantees		$ 11	$ 12
Guarantees, expire		2028	expire at various dates through 2028
Unconditional purchase commitments, expect to incur	expect to incur in the years 2021 through 2026		expire at various dates through 2026